Property, plant and equipment, intangible assets and goodwill	9 Months Ended
Sep. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment, intangible assets and goodwill	Property, plant and equipment, intangible assets and goodwill

(in €‘000)	Property, plant and equipment	Intangible assets (excl. goodwill)	Goodwill
Carrying amount at December 31, 2022	134,718	13,924	10,724
Movements in the nine months ended September 30, 2023
Additions	43,070	—	—
Disposals	(9,691)	—	—
Depreciation and amortization	(15,444)	(3,244)	—
Accumulated depreciation and amortization of disposals	4,628	—	—
Impairments	(321)	—	—
Reversal of impairments	549	—	—
Carrying amount at September 30, 2023	157,509	10,680	10,724
Investments and disposals of property, plant and equipment
During the nine months ended September 30, 2023, investments in property, plant and equipment amounted to €43,070 thousand (September 30, 2022: €116,590 thousand) and disposals of property, plant and equipment amounted to €5,063 thousand (September 30, 2022: €196 thousand). The disposals during the nine months ended September 30, 2023 mainly relate to chargers purchased by the Group during the year ended December 31, 2022, that malfunctioned and were disposed, refer to Note 6 for further details.
Impairments and reversals of impairments of chargers
During the three months ended September 30, 2023, the Group recorded an impairment loss of €85 thousand (three months ended September 30, 2022: €133 thousand) and a reversal of impairment of €218 thousand (three months ended September 30, 2022: €270 thousand).
During the nine months ended September 30, 2023, the Group recorded an impairment loss of €321 thousand (nine months ended September 30, 2022: €678 thousand) and a reversal of impairment of €549 thousand (nine months ended September 30, 2022: €392 thousand).
Purchase commitments
The Group’s purchase commitments for chargers and charging infrastructure are disclosed in Note 18. At the end of each reporting period presented, the Group did not have purchase commitments for other asset classes of property, plant and equipment.